Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment [ ];   Amendment Number:
     This Amendment (Check only one.)	[ ] is a restatement.
				     	[ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: 		Charter Bridge Capital Management, L.P.

Address:  	1350 Avenue of the Americas
		Suite 700
		New York, NY 10019


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	George Roeck
Title:	Chief Financial Officer & Chief Operating Officer
Phone:	(212) 484-3800

Signature, Place, and Date of Signing:

/s/ George Roeck		New York, NY		February 13, 2012
-----------------------------   -----------------    	------------------
[Signature]		  	[City, State]		[Date]

Report type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  		0

List of 13(f) Securities used for this report: 	Fourth quarter 2011

Form 13F Information Table Entry Total:  	32

Form 13F Information Table Value Total:  	$156,698
						(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.	Form 13F File Number	Name
---  	-------------------- 	----

							FORM 13F INFORMATION TABLE


Column 				Column 		Column 		Column 	Column 				Column	Column	Column
1				2		3		4	5				6	7	8
-------------------		---------	---------	-------	----------------------------	------	-------	---------
NAME				TITLE					SH
OF				OF				VALUE	OR PRN		SH/	PUT/	INVST	OTR	VTNG
ISSUER				CLS		CUSIP		x$1000	AMT		PRN	CALL	DSCRTN	MGR	AUTHORITY
-------------------		---------	---------	-------	------		------	----	------	-------	---------


AMC NETWORKS INC		CL A		00164V103	5,391	143,441		SH		SOLE	NONE	SOLE
ABERCROMBIE & FITCH CO 		CL A		002896207	2,930	60,000 		SH		SOLE	NONE	SOLE
BABCOCK & WILCOX CO NEW		COM		05615F102	5,480	227,000 	SH		SOLE	NONE	SOLE
BED BATH & BEYOND INC		COM		075896100	5,507	95,000 		SH		SOLE	NONE	SOLE
CABELAS INC			COM		126804301	4,503	177,126 	SH		SOLE	NONE	SOLE
CHARTER COMMUNICATIONS INC D	CL A NEW	16117M305	10,093	177,249 	SH		SOLE	NONE	SOLE
COINSTAR INC			COM		19259P300	4,860	106,486 	SH		SOLE	NONE	SOLE
CROCS INC			COM		227046109	4,704	318,494 	SH		SOLE	NONE	SOLE
DOLLAR GEN CORP NEW		COM		256677105	4,525	110,000 	SH		SOLE	NONE	SOLE
ELECTRONIC ARTS INC		COM		285512109	8,055	391,000 	SH		SOLE	NONE	SOLE
ELECTRONIC ARTS INC		COM		285512109	3,856	187,200 	SH	CALL	SOLE	NONE	SOLE
EXPEDIA INC DEL			COM		30212P105	3,417	117,754 	SH		SOLE	NONE	SOLE
EXPEDIA INC DEL			COM		30212P105	1,161	40,000 		SH	CALL	SOLE	NONE	SOLE
FORTUNE BRANDS HOME & SEC IN	COM		34964C106	5,668	332,846 	SH		SOLE	NONE	SOLE
GOOGLE INC			CL A		38259P508	4,780	7,400 		SH		SOLE	NONE	SOLE
HANESBRANDS INC			COM		410345102	5,148	235,500 	SH		SOLE	NONE	SOLE
IMAX CORP			COM		45245E109	5,514	300,835 	SH		SOLE	NONE	SOLE
LIZ CLAIBORNE INC		COM		539320101	6,529	756,498 	SH		SOLE	NONE	SOLE
NEWS CORP			CL A		65248E104	4,995	280,000 	SH		SOLE	NONE	SOLE
PINNACLE ENTMT INC		COM		723456109	2,206	217,100 	SH		SOLE	NONE	SOLE
SODASTREAM INTERNATIONAL LTD	USD SHS		M9068E105	3,106	95,000 		SH		SOLE	NONE	SOLE
TENET HEALTHCARE CORP		COM		88033G100	5,140	1,001,900 	SH		SOLE	NONE	SOLE
TIVO INC 			COM		888706108	5,732	639,066 	SH		SOLE	NONE	SOLE
TIVO INC 			COM		888706108	2,781	310,000		SH	CALL	SOLE	NONE	SOLE
TRIPADVISOR INC			COM		896945201	5,742	227,754 	SH		SOLE	NONE	SOLE
TRIPADVISOR INC			COM		896945201	1,008	40,000	 	SH	CALL	SOLE	NONE	SOLE
TYCO INTERNATIONAL LTD		SHS		H89128104	6,155	131,780 	SH		SOLE	NONE	SOLE
VODAFONE GROUP PLC NEW		SPONS ADR NEW	92857W209	5,186	185,000 	SH		SOLE	NONE	SOLE
WEIGHT WATCHERS INTL INC NEW	COM		948626106	8,637	157,000 	SH		SOLE	NONE	SOLE
WEIGHT WATCHERS INTL INC NEW	COM		948626106	5,501	100,000 	SH	CALL	SOLE	NONE	SOLE
YAHOO INC			COM		984332106	6,775	420,000 	SH		SOLE	NONE	SOLE
YAHOO INC			COM		984332106	1,613	100,000		SH	CALL	SOLE	NONE	SOLE

